Document And Entity Information	Jun. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2025
Entity Registrant Name	LAKE SHORE BANCORP, inc.
Entity Central Index Key	0002059653
Entity Emerging Growth Company	false
Entity File Number	333-285836
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	31 East Fourth Street
Entity Address, City or Town	Dunkirk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14048
City Area Code	716
Local Phone Number	366-4070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false